RELATED-PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
RELATED-PARTY TRANSACTIONS [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 3,080	$ 3,028
Payments to principal officer for appraisals performed on real estate properties	$ 32	$ 37